Summary of Significant Accounting Policies as Restated - Right-of-use Assets Depreciated on Straight-line Basis over Lease Terms and Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Leasehold Land
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	50 years
Building Improvement | Bottom of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	2 years
Building Improvement | Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	18 years
Machinery and Equipment | Bottom of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	5 years
Machinery and Equipment | Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	10 years
Office Equipment | Bottom of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	3 years
Office Equipment | Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	5 years